CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2016
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
22.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under PRC laws and regulations, the Company’s PRC subsidiary E-Sun Sky Computer and VIEs are restricted in their ability to transfer certain of its net assets to the Company in the form of dividend payments, loans and/or advances. The amounts restricted include paid up capital, retained earnings and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling RMB 459,660 (US$66,205) as of December 31, 2016. The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

ASSETS
Current assets:
Cash and cash equivalents	20,594	341,671	49,211
Time deposits	1,025,989	700,637	100,913
Other current assets	5,246	23,728	3,418
Amounts due from intergroup companies	252,816	194,117	27,959

Total current assets	1,304,645	1,260,153	181,501

Non-current assets:
Investment in subsidiaries and VIEs	485,874	566,267	81,559
Property and equipment, net	402	343	49

Total non-current assets	486,276	566,610	81,608

TOTAL ASSETS	1,790,921	1,826,763	263,109

	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and welfare payable	145	43	7
Accrued expenses and other liabilities	8,736	112,548	16,210
Amounts due to intergroup companies	14,177	4,641	668

Total current liabilities	23,058	117,232	16,885

TOTAL LIABILITIES	23,058	117,232	16,885

Shareholders’ equity:
Class A Ordinary shares, par value US$0.00005 per share, 700,000,000 shares authorized as of December 31, 2015 and 2016; 334,034,932 and 335,494,792 shares issued and outstanding as of December 31, 2015 and 2016, respectively	110	115	17
Class B Ordinary shares, par value US$0.00005 per share; 300,000,000 shares authorized as of December 31, 2015 and 2016; 84,999,159 and 74,400,299 shares issued and outstanding as of December 31,2015 and 2016, respectively	32	28	4
Additional paid-in capital	2,022,369	2,198,385	316,633
Treasury shares	(8,773)	(123,258)	(17,753)
Accumulated other comprehensive income	89,488	172,589	24,858
Accumulated deficit	(335,363)	(538,328)	(77,535)

Total shareholder’s equity	1,767,863	1,709,531	246,224

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,790,921	1,826,763	263,109

Condensed statements of comprehensive income (loss)

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net Revenues	-	-	-	-
Operating expenses:
Sales and marketing	(214)	(330)	(402)	(58)
General and administrative	(11,875)	(13,160)	(15,934)	(2,295)
Write-off of deferred offering expenses	(3,241)	-	-	-

Total operating expenses	(15,330)	(13,490)	(16,336)	(2,353)

Indemnity cost	-	-	(9,979)	(1,500)
Other operating income	-	-	39	7

Operating loss	(15,330)	(13,490)	(26,276)	(3,846)
Interest income	10,920	8,703	10,269	1,479
Equity in profits (loss) of subsidiaries and VIEs	161,459	(319,110)	(186,958)	(26,865)

Income (loss) before income tax	157,049	(323,897)	(202,965)	(29,232)
Income tax benefit	-	-	-	-

Net income (loss)	157,049	(323,897)	(202,965)	(29,232)

Other comprehensive income
Foreign currency translation gain	12,145	66,851	82,347	11,860

Comprehensive income (loss)	169,194	(257,046)	(120,618)	(17,372)

Condensed statements of cash flows

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$

Net cash (used in) generated from operating activities	(26,721)	(2,266)	25,679	3,699
Net cash (used in) generated from investing activities	(293,289)	(865,971)	413,401	59,542
Net cash generated from(used in) financing activities	42,315	748,755	(118,484)	(17,065)
Effect of exchange rate changes on cash and cash equivalents	1,507	46,328	481	69
Net (decrease) increase in cash and cash equivalents	(276,188)	(73,154)	321,077	46,245
Cash and cash equivalents at beginning of the year	369,936	93,748	20,594	2,966
Cash and cash equivalents at end of the year	93,748	20,594	341,671	49,211

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the parent company used the equity method to account for its investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits (losses) of subsidiaries and VIEs” on the condensed statements of comprehensive income (loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently reports net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial information should be read in conjunction with the Group’s consolidated financial statements.